CONVERTIBLE DEBENTURES (Tables)	12 Months Ended
Dec. 31, 2021
SUMMARY OF DEBT COMPONENT

	$ CAD	$ USD
Year ended December 31, 2020
Proceeds on issuance of Debenture	17,910	13,334
Transaction costs paid	(768)	(572)
Portion allocated to equity - conversion option and other features	(8,683)	(6,464)
Interest expense	1,594	1,222
Value of shares issued to settle interest payable	(754)	(588)
Exchange differences	-	351
Closing balance	9,299	7,283

Year ended December 31, 2021
Opening balance	9,299	7,283
Interest expense	4,294	3,427
Value of shares issued to settle interest payable	(1,791)	(1,433)
Exchange differences	-	(39)
Closing balance	11,802	9,238